SHAREHOLDERS' EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Feb. 28, 2010
Class of Stock [Line Items]
Stock Issued During Period Value New Issues One				$ 38,556
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							3,078,102
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			97,946
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 603
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			2,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 440
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 2.56	$ 4.10	$ 1.67
Range Six [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			4 years 1 month 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			4 years 5 months 1 day
Subsequent Event [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,487,334	712,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,507,178
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.19	$ 2.26
Chief Executive Officer [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						400,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				7,475,000
Stock Issued During Period Shares New Issues One				6,379,198
Stock Issued During Period Value New Issues One				$ 16